EQUITY - Dividends (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity
Total dividends paid for ordinary share	$ 328,000	$ 318,000	$ 321,000
Distributable reserves	$ 2,205,000
Ordinary shares
Equity
Ordinary final dividends per share	$ 23.1	$ 22.0	$ 22.7
Interim dividend per ordinary share	$ 14.4	$ 14.4	$ 14.0
Ordinary dividends paid relating to prior years	$ 202,000	$ 192,000	$ 198,000
Ordinary dividends paid relating to current years	126,000	126,000	123,000
Total dividends paid for ordinary share	$ 328,000	$ 318,000	$ 321,000
Proposed final dividend per ordinary share	$ 23.1
Total proposed dividends	$ 202,000